RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 22, 2022	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Aug. 05, 2020
RELATED PARTY TRANSACTIONS
Amount outstanding under the promissory note	$ 436,077		$ 436,077				$ 600,000
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note										$ 600,000
Outstanding balance	0		0		$ 0		0	$ 0	$ 0
Promissory Note with Related Party | Thomas Finke, LLC
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						$ 250,000
Amount outstanding under the promissory note	210,140		210,140
Promissory Note with Related Party | Blystone & Donaldson, LLC
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						$ 250,000
Amount outstanding under the promissory note	225,937		225,937
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Outstanding balance	40,000		40,000		0
Expenses per month			10,000		10,000
Expenses incurred and paid	30,000	$ 30,000	90,000	$ 80,000	105,000
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Outstanding balance	0		0		0		$ 0	$ 0	$ 0
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000		$ 1,500,000
Price of warrant (in dollars per share)	$ 1.00		$ 1.00		$ 1.00